Available-for-sale equity securities (Tables)	12 Months Ended
Mar. 31, 2015
Available-for-sale equity securities
Schedule of Available-for-Sale Equity Securities
	March 31,
	2014	2015	2015
	RMB	RMB	US$

Life Corporation Limited - listed on Australian Securities Exchange	4,630	4,205	678
Cordlife Group Limited - listed on Singapore Exchange	139,617	118,211	19,070

Total listed equity securities, at market	144,247	122,416	19,748